Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 13
Trade receivables		31
Inventories	21	73
Investments		210
Property, plant and equipment	3,587	1,975
Others		188
Total	3,608	2,490
Trade payables		2
Finance debt	133	1
Provision for decommissioning costs	1,332	833
Others		31
Total	1,465	$ 867
Refining Transportation And Marketing Segment [Member]
IfrsStatementLineItems [Line Items]
Inventories	21
Property, plant and equipment	19
Total	40
Exploration And Production Segment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,568
Total	3,568
Provision for decommissioning costs	1,332
Total	1,332
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Finance debt	133
Total	$ 133